Share Purchase Warrants	12 Months Ended
Dec. 31, 2012
Share Purchase Warrants
Share Purchase Warrants

5.     Share Purchase Warrants

        The following table summarizes the continuity schedule for share purchase warrants:

	Number of Warrants	Exercise Price
Balance – December 31, 2010	4,570,000	$0.24
Issued	16,000,000	$0.10
Expired	(2,070,000)	$0.40
Balance – December 31, 2011 and 2012	18,500,000	$0.10

As at December 31, 2012, the following share purchase warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date
2,500,000	$0.10	April 28, 2013
16,000,000	$0.10	July 14, 2014

18,500,000

a)       In April 2010, the Company issued 2,500,000 share purchase warrants as part of a private placement of common shares. Each warrant is exercisable at $0.10 per share until April 28, 2013. The fair value of the warrants is $71,999 using the Black-Scholes option pricing model assuming a market price of $0.125 per share on the grant date, volatility of 146.80% useful life of 3 years, and no expected dividends.

b)       In August 2011, the Company issued 10,000,000 share purchase warrants as part of a private placement of common shares. Each warrant is exercisable at $0.10 per share until August 29, 2014. The fair value of the warrants is $229,254 using the Black-Scholes option pricing model assuming a market price of $0.065 per share on the grant date, volatility of 169.66% useful life of 3 years, and no expected dividends.